Assets for Rights of Use and Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 36,419,256	€ 4,657,620
6 months or less
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	1,621,335	410,267
6 months to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	1,654,623	420,355
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	3,254,949	710,533
From 2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	9,488,975	1,803,965
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 20,399,374	€ 1,312,500